Inventories - Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Raw materials
Harvested cannabis	$ 5,036	$ 5,780
Harvested trim	8,450	2,890
Total raw materials	13,486	8,670
Processing	67,955	15,998
Consumables	10,403	8,668
Flower	14,231	3,661
Extracts	31,269	14,663
Total finished goods	55,903	26,992
Fair value adjustment to inventory related to biological assets	63,828	11,550
Transferred to assets held for sale	(3,181)
Total	$ 197,991	$ 63,210